Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Amortization expense per physical unit of production	24.63	23.90	25.41
Depreciation, depletion and amortization	$ 65,821,000	$ 25,772,000	$ 15,377,000
Capitalized costs, proved oil and natural gas properties, net, discount percentage	10.00%
Impairment on proved oil and gas properties	0	0	0
Interest costs capitalized	3,951,000	0	0
Unrecognized tax benefits that would have a material impact on the effective rate	0	0
Interest or penalties associated with uncertain tax positions	$ 0	$ 0	$ 0